LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2020
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

30 – LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances are the following:

CURRENT ASSETS	12.31.2020	12.31.2019
	ThCh$	ThCh$
Cash and cash equivalents	309,530,699	157,567,986
USD	21,332,268	16,733,249
EUR	223,449	9,722
CLP	201,936,140	78,420,966
BRL	49,528,425	46,189,977
ARS	14,821,502	3,830,199
PGY	21,688,915	12,383,873

Other current financial assets	140,304,853	347,278
CLP	139,449,882	275,407
BRL	10,171	13,498
ARS	844,800	16,575
PGY	—	41,798

Other current non-financial assets	13,374,381	16,188,965
USD	1,723,989	893,571
EUR	621,516	615,636
UF	493,546	410,203
CLP	1,900,762	5,642,901
BRL	1,300,995	1,738,793
ARS	6,052,294	3,918,728
PGY	1,281,279	2,969,133

Trade accounts and other accounts receivable	194,021,253	191,077,588
USD	901,930	1,431,079
EUR		—
UF	65,250	453,469
CLP	105,340,179	83,328,449
BRL	67,423,832	79,586,461
ARS	14,928,954	19,088,164
PGY	5,361,108	7,189,966

Accounts receivable related entities	11,875,408	10,835,768
USD		45,644
CLP	6,965,894	9,157,922
BRL	41,878	—
ARS	4,867,636	1,632,202

Inventories	127,972,650	147,641,224
USD	—	6,027,076
CLP	54,112,760	48,320,784
BRL	31,446,180	43,820,564
ARS	32,214,119	34,262,914
PGY	10,199,591	15,209,886

Current tax assets	218,472	9,815,294
CLP	218,472	9,815,294
BRL	—	—
ARS	—	—

Total current assets	797,297,716	533,474,103
USD	23,958,187	25,129,648
EUR	844,965	625,359
UF	558,796	863,672
CLP	509,924,089	234,962,693
BRL	149,751,481	171,349,293
ARS	73,729,305	62,748,782
PGY	38,530,893	37,794,656

NON-CURRENT ASSETS	12.31.2020	12.31.2019
	ThCh$	ThCh$
Other non-current financial assets.	162,013,278	110,784,311
UF	7,515,981	1,216,865
BRL	144,684,180	98,918,457
ARS	9,813,117	10,648,989

Other non-current non-financial assets	90,242,672	125,636,150
UF	338,014	318,533
CLP	47,530	47,531
BRL	88,001,852	122,922,979
ARS	1,825,631	2,223,600
PGY	29,645	123,507

Accounts receivable, non-current	73,862	523,769
UF	32,219	465,371
ARS	1,211	636
PGY	40,432	57,762

Accounts receivable related entities, non-current	138,346	283,118
CLP	138,346	283,118

Investments accounted for using the equity method	87,956,354	99,866,733
CLP	50,628,307	49,703,673
BRL	37,328,047	50,163,060

Intangible assets other than goodwill	604,514,165	675,075,375
USD	3,959,421	3,959,421
CLP	306,202,181	307,324,953
BRL	139,166,117	189,240,893
ARS	2,591,026	2,708,445
PGY	152,595,420	171,841,663

Goodwill	98,325,593	121,221,661
CLP	9,523,767	9,523,767
BRL	54,980,669	74,653,328
ARS	27,343,642	29,750,238
PGY	6,477,515	7,294,328

Property, plant and equipment	605,576,545	722,718,863
CLP	255,963,912	282,861,852
BRL	179,286,945	251,080,517
ARS	103,227,548	119,784,304
PGY	67,098,140	68,992,190

Deferred tax assets	1,925,869	1,364,340
CLP	1,925,869	1,364,340

Total non-current assets	1,650,766,684	1,857,474,320
USD	3,959,421	3,959,421
UF	7,886,214	2,000,769
CLP	624,429,912	651,109,234
BRL	643,447,810	786,979,234
ARS	144,802,175	165,116,212
PGY	226,241,152	248,309,450

	12.31.2020			12.31.2019
CURRENT LIABILITIES	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities, current	9,270,838	29,295,886	38,566,724	9,719,894	30,873,984	40,593,878
USD	72,655	6,704,245	6,776,900	55,388	3,147,441	3,202,829
UF	7,799,637	5,272,547	13,072,184	7,535,228	11,836,936	19,372,164
CLP	908,790	13,489,310	14,398,100	842,221	11,700,946	12,543,167
BRL	362,854	1,245,940	1,608,794	1,153,072	2,119,141	3,272,213
ARS	70,950	1,578,082	1,649,032	75,060	704,921	779,981
PGY	55,952	1,005,762	1,061,714	58,925	1,364,599	1,423,524

Trade accounts and other accounts payable, current	227,503,270	2,942,539	230,445,809	228,259,216	15,441,337	243,700,553
USD	8,972,065	—	8,972,065	10,049,567	—	10,049,567
EUR	1,622,411	—	1,622,411	2,024,156	—	2,024,156
UF	—	—	—	2,044,871	—	2,044,871
CLP	108,670,085	2,942,539	111,612,624	84,602,547	15,441,337	100,043,884
BRL	58,136,480	—	58,136,480	75,051,089	—	75,051,089
ARS	33,511,747	—	33,511,747	40,826,489	—	40,826,489
PGY	15,878,527	—	15,878,527	13,660,497	—	13,660,497
Other currencies	711,955	—	711,955	—	—	—

Accounts payable related entities, current	39,541,968	—	39,541,968	53,637,601	—	53,637,601
CLP	23,884,687	—	23,884,687	28,471,399	—	28,471,399
BRL	10,809,085	—	10,809,085	19,279,132	—	19,279,132
ARS	4,848,196	—	4,848,196	5,887,070	—	5,887,070

Other current provisions	805,842	529,495	1,335,337	1,637,799	431,185	2,068,984
CLP	805,842	494,748	1,300,590	1,637,799	427,697	2,065,496
PGY	—	34,747	34,747	—	3,488	3,488

Tax liabilities, current	4,590,876	4,237,723	8,828,599	3,097,223	3,665,044	6,762,267
CLP	173,771	3,414,859	3,588,630	896,975	—	896,975
BRL	4,249,909	—	4,249,909	2,107,381	—	2,107,381
ARS	167,196	439,641	606,837	92,867	3,446,054	3,538,921
PGY	—	383,223	383,223	—	218,990	218,990

Employee benefits current provisions	17,027,427	14,043,592	31,071,019	26,513,813	11,879,041	38,392,854
CLP	1,168,973	5,799,389	6,968,362	1,241,603	5,509,351	6,750,954
BRL	15,325,256	—	15,325,256	20,681,694	—	20,681,694
ARS	533,198	6,701,756	7,234,954	4,590,516	5,260,142	9,850,658
PGY	—	1,542,447	1,542,447	—	1,109,548	1,109,548

Other current non-financial liabilities	620,609	27,646,121	28,266,730	328,441	26,173,774	26,502,215
CLP	598,769	27,551,000	28,149,769	327,847	26,064,658	26,392,505
ARS	21,840	—	21,840	594	5,286	5,880
PGY	—	95,121	95,121	—	103,830	103,830

Total current liabilities	299,360,830	78,695,356	378,056,186	323,193,987	88,464,365	411,658,352
USD	9,044,720	6,704,245	15,748,965	10,104,955	3,147,441	13,252,396
EUR	1,622,411	—	1,622,411	2,024,156	—	2,024,156
UF	7,799,637	5,272,547	13,072,184	9,580,099	11,836,936	21,417,035
CLP	136,210,917	53,691,845	189,902,762	118,020,391	59,143,989	177,164,380
BRL	88,883,584	1,245,940	90,129,524	118,272,368	2,119,141	120,391,509
ARS	39,153,127	8,719,479	47,872,606	51,472,596	9,416,403	60,888,999
PGY	15,934,479	3,061,300	18,995,779	13,719,422	2,800,455	16,519,877
Other currencies	711,955	—	711,955	—	—	—

	12.31.2020				12.31.2019
	More	More than	More		More	More than
	than 1 up	3 up	than		than 1 up	3 up	More than
NON-CURRENT LIABILITIES	to 3 years	to 5 years	5 years	Total	to 3 years	to 5 years	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities	31,811,687	279,600,958	678,416,924	989,829,569	34,794,568	299,661,490	408,870,999	743,327,057
USD	366,652	259,746,604	207,280,189	467,393,445	509,366	271,700,335	—	272,209,701
UF	24,669,188	13,214,387	414,689,041	452,572,616	22,584,954	24,627,105	400,393,581	447,605,640
CLP	4,089,001	4,000,000	51,568,854	59,657,855	7,926,056	—	—	7,926,056
BRL	2,394,281	2,639,967	4,878,840	9,913,088	3,319,514	3,334,050	8,477,418	15,130,982
ARS	128,930	—	—	128,930	55,222	—	—	55,222
PGY	163,635	—	—	163,635	399,456	—	—	399,456

Accounts payable, non-current	295,279	—	—	295,279	619,587	—	—	619,587
CLP	293,176	—	—	293,176	618,509	—	—	618,509
ARS	2,103	—	—	2,103	1,078	—	—	1,078

Accounts payable related companies	10,790,089	—	—	10,790,089	19,777,812	—	—	19,777,812
BRL	10,790,089	—	—	10,790,089	19,777,812	—	—	19,777,812

Other non-current provisions	789,016	47,945,920	—	48,734,936	968,404	66,070,162	—	67,038,566
BRL	—	47,945,920	—	47,945,920	—	66,070,162	—	66,070,162
ARS	789,016	—	—	789,016	968,404	—	—	968,404

Deferred tax liabilities	10,677,151	38,508,424	104,483,972	153,669,547	12,834,788	49,848,536	106,766,423	169,449,747
UF	—	—	—	—	—	—	1,298,050	1,298,050
CLP	1,604,289	1,070,325	90,781,152	93,455,766	1,449,404	181,418	90,271,026	91,901,848
BRL	—	37,438,099	—	37,438,099	—	49,667,118	—	49,667,118
ARS	9,072,862	—	—	9,072,862	11,385,384	—	—	11,385,384
PGY	—	—	13,702,820	13,702,820	—	—	15,197,347	15,197,347

Employee benefits non-current provisions	911,873	145,165	12,578,520	13,635,558	1,114,051	148,954	8,910,349	10,173,354
CLP	378,733	145,165	12,578,520	13,102,418	461,587	148,954	8,910,349	9,520,890
ARS	—	—	—	—	88,090	—	—	88,090
PGY	533,140	—	—	533,140	564,374	—	—	564,374

Other non-financial liabilities	35,315	21,436,733	—	21,472,048	—	—	—	—
BRL	—	21,436,733	—	21,436,733	—	—	—	—
ARS	35,315	—	—	35,315	—	—	—	—

Income taxes payable, non-current	20,597	—	—	20,597	—	—	—	—
CLP	20,597	—	—	20,597	—	—	—	—

Total non-current liabilities	55,331,007	387,637,200	795,479,416	1,238,447,623	70,109,210	415,729,142	524,547,771	1,010,386,123
USD	366,652	259,746,604	207,280,189	467,393,445	509,366	271,700,335	—	272,209,701
UF	24,669,188	13,214,387	414,689,041	452,572,616	22,584,954	24,627,105	401,691,631	448,903,690
CLP	6,385,796	5,215,490	154,928,526	166,529,812	10,455,556	330,372	99,181,375	109,967,303
BRL	13,184,370	109,460,719	4,878,840	127,523,929	23,097,326	119,071,330	8,477,418	150,646,074
ARS	10,028,226	—	—	10,028,226	12,498,178	—	—	12,498,178
PGY	696,775	—	13,702,820	14,399,595	963,830	—	15,197,347	16,161,177